Shareholder Report, Holdings (Details)	May 31, 2024
Fidelity Advisor Convertible Securities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Convertible Securities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Convertible Securities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Convertible Securities Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Convertible Securities Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Convertible Securities Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Advisor Convertible Securities Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Convertible Securities Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Convertible Securities Fund - Class I | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class I | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Advisor Convertible Securities Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Convertible Securities Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Convertible Securities Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Convertible Securities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Convertible Securities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Convertible Securities Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Convertible Securities Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Convertible Securities Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Advisor Convertible Securities Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Convertible Securities Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Convertible Securities Fund - Class C | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class C | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Advisor Convertible Securities Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Convertible Securities Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Convertible Securities Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Convertible Securities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Convertible Securities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Convertible Securities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Convertible Securities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Convertible Securities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Convertible Securities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Convertible Securities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Convertible Securities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Convertible Securities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Convertible Securities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Convertible Securities Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Convertible Securities Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Convertible Securities Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Convertible Securities Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Convertible Securities Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Convertible Securities Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Convertible Securities Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Convertible Securities Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Convertible Securities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Convertible Securities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Convertible Securities Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Convertible Securities Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Convertible Securities Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Convertible Securities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Convertible Securities Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Convertible Securities Fund | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Convertible Securities Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Convertible Securities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Convertible Securities Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Convertible Securities Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Convertible Securities Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Convertible Securities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Convertible Securities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Convertible Securities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Convertible Securities Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Convertible Securities Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Convertible Securities Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Advisor Convertible Securities Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Convertible Securities Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Convertible Securities Fund - Class Z | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class Z | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Advisor Convertible Securities Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Convertible Securities Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Convertible Securities Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Convertible Securities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Convertible Securities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Convertible Securities Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Convertible Securities Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Convertible Securities Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Advisor Convertible Securities Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Convertible Securities Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Convertible Securities Fund - Class M | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class M | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Advisor Convertible Securities Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Convertible Securities Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Convertible Securities Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Dividend Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity Dividend Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Equity Dividend Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Equity Dividend Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Equity Dividend Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Equity Dividend Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Dividend Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity Dividend Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity Dividend Income Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Equity Dividend Income Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Equity Dividend Income Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Equity Dividend Income Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Equity Dividend Income Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Equity Dividend Income Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Equity Dividend Income Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Equity Dividend Income Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Equity Dividend Income Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Equity Dividend Income Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Equity Dividend Income Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Equity Dividend Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Fidelity Equity Dividend Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Equity Dividend Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Equity Dividend Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Dividend Income Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Equity Dividend Income Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Equity Dividend Income Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Dividend Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Equity Dividend Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Convertible Securities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Convertible Securities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Convertible Securities Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Convertible Securities Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Convertible Securities Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Convertible Securities Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Fidelity Advisor Convertible Securities Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Convertible Securities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Convertible Securities Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Convertible Securities Fund - Class A | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Convertible Securities Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class A | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Advisor Convertible Securities Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Convertible Securities Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Convertible Securities Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Dividend Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity Dividend Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Equity Dividend Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Equity Dividend Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Equity Dividend Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Equity Dividend Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Dividend Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity Dividend Income Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity Dividend Income Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Equity Dividend Income Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Equity Dividend Income Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Equity Dividend Income Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Equity Dividend Income Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Equity Dividend Income Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Equity Dividend Income Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Equity Dividend Income Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Equity Dividend Income Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Equity Dividend Income Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Equity Dividend Income Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Equity Dividend Income Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Fidelity Equity Dividend Income Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Equity Dividend Income Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Equity Dividend Income Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Dividend Income Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Equity Dividend Income Fund - Class K | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Equity Dividend Income Fund - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Dividend Income Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Equity Dividend Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%